UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Gold and Precious Metals Fund
Class A [FKRCX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$64	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	132-STSR-0326

Franklin Gold and Precious Metals Fund
Class C [FRGOX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$122	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	232-STSR-0326

Franklin Gold and Precious Metals Fund
Class R6 [FGPMX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$41	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	364-STSR-0326

Franklin Gold and Precious Metals Fund
Advisor Class [FGADX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$45	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	632-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Gold and Precious
Metals Fund
Financial Statements and Other Important Information
Semi-annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.34 $20.02 $17.42 $16.40 $24.23 $28.04
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (0.04) 0.09 0.10 0.13 0.04
Net realized and unrealized gains (losses) 28.72 9.68 3.03 0.92 (5.90) (1.20)
Total from investment operations ........ 28.67 9.64 3.12 1.02 (5.77) (1.16)
Less distributions from:
Net investment income .............. (4.96) (2.32) (0.52) — (2.06) (2.65)
Net asset value, end of period .......... $51.05 $27.34 $20.02 $17.42 $16.40 $24.23
Total return
c
....................... 106.21% 54.78% 18.56% 6.22% (25.63)% (3.80)%
Ratios to average net assets
d
Expenses
e
........................ 0.83% 0.87% 0.92%
f
0.92%
f
0.88% 0.90%
f
Net investment income (loss) .......... (0.22)% (0.17)% 0.55% 0.58% 0.58% 0.17%
Supplemental data
Net assets , end of period (000’s) ........ $2,275,975 $952,566 $690,180 $679,841 $656,071 $921,127
Portfolio turnover rate ................ 9.73% 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.48 $17.50 $15.29 $14.50 $21.71 $25.42
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.18) (0.03) (0.02) (0.03) (0.13)
Net realized and unrealized gains (losses) 24.56 8.34 2.64 0.81 (5.23) (1.09)
Total from investment operations ........ 24.39 8.16 2.61 0.79 (5.26) (1.22)
Less distributions from:
Net investment income .............. (4.78) (2.18) (0.40) — (1.95) (2.49)
Net asset value, end of period .......... $43.09 $23.48 $17.50 $15.29 $14.50 $21.71
Total return
c
....................... 105.43% 53.71% 17.62% 5.45% (26.18)% (4.53)%
Ratios to average net assets
d
Expenses
e
........................ 1.58% 1.62% 1.67%
f
1.67%
f
1.63% 1.65%
f
Net investment (loss) ................ (0.96)% (0.92)% (0.18)% (0.15)% (0.17)% (0.59)%
Supplemental data
Net assets , end of period (000’s) ........ $128,932 $61,727 $47,302 $51,872 $58,538 $93,615
Portfolio turnover rate ................ 9.73% 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.56 $22.10 $19.17 $17.98 $26.32 $30.20
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.03 0.16 0.17 0.22 0.13
Net realized and unrealized gains (losses) 32.15 10.82 3.35 1.02 (6.45) (1.28)
Total from investment operations ........ 32.17 10.85 3.51 1.19 (6.23) (1.15)
Less distributions from:
Net investment income .............. (5.04) (2.39) (0.58) — (2.11) (2.73)
Net asset value, end of period .......... $57.69 $30.56 $22.10 $19.17 $17.98 $26.32
Total return
c
....................... 106.51% 55.33% 19.01% 6.62% (25.36)% (3.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.57% 0.63% 0.64% 0.64% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.54% 0.55%
e
0.53%
e
0.52% 0.56%
e
Net investment income ............... 0.07% 0.13% 0.87% 0.94% 0.94% 0.49%
Supplemental data
Net assets , end of period (000’s) ........ $275,511 $93,299 $50,087 $40,916 $30,969 $25,458
Portfolio turnover rate ................ 9.73% 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.05 $21.76 $18.89 $17.74 $26.00 $29.88
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.02 0.14 0.15 0.20 0.11
Net realized and unrealized gains (losses) 31.60 10.64 3.29 1.00 (6.36) (1.28)
Total from investment operations ........ 31.61 10.66 3.43 1.15 (6.16) (1.17)
Less distributions from:
Net investment income .............. (5.02) (2.37) (0.56) — (2.10) (2.71)
Net asset value, end of period .......... $56.64 $30.05 $21.76 $18.89 $17.74 $26.00
Total return
c
....................... 106.49% 55.25% 18.81% 6.48% (25.42)% (3.59)%
Ratios to average net assets
d
Expenses
e
........................ 0.58% 0.62% 0.67%
f
0.67%
f
0.63% 0.65%
f
Net investment income ............... 0.04% 0.06% 0.79% 0.83% 0.84% 0.41%
Supplemental data
Net assets , end of period (000’s) ........ $832,166 $369,940 $240,439 $236,987 $239,115 $307,110
Portfolio turnover rate ................ 9.73% 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), January 31, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 96.2%
Copper 0.6%
a
Fuerte Metals Corp. ................................... Canada 1,409,587 $ 6,822,002
a,b,c
Fuerte Metals Corp. , 144A ............................... Canada 280,000 1,249,053
a
Imperial Metals Corp. .................................. Canada 1,300,330 11,345,001
19,416,056
Diversified Metals & Mining 8.0%
a,d
Aclara Resources, Inc. ................................. United Kingdom 444,972 1,189,511
a
Adyton Resources Corp. ................................ Canada 12,280,000 3,517,203
a,b,c
Americas Gold & Silver Corp. , 144A ....................... Canada 1,938,652 13,068,270
a
Andean Silver Ltd. ..................................... Australia 4,732,891 6,717,514
a
Antipa Minerals Ltd. ................................... Australia 13,000,000 6,688,011
a
Arizona Metals Corp. ................................... Canada 150,000 73,807
a,c
Arizona Metals Corp. , 144A .............................. Canada 2,294,000 1,128,763
a
AuMega Metals Ltd. , ( AUD Traded) ........................ Australia 10,813,044 293,657
a
AuMega Metals Ltd. , ( CAD Traded) ........................ Australia 20,000,000 587,522
a
Awale Resources Ltd. .................................. Canada 3,500,000 1,927,808
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 1,130,107
a
Blue Moon Metals, Inc. ................................. Canada 200,000 882,753
a,c
Blue Moon Metals, Inc. , 144A ............................ Canada 2,349,453 10,369,928
a,e
Boab Metals Ltd. ...................................... Australia 26,613,000 10,001,840
a
Bravo Mining Corp. .................................... Canada 2,630,000 8,459,883
a,c
Bravo Mining Corp. , 144A ............................... Canada 744,579 2,395,077
a
Cerro de Pasco Resources, Inc. , ( CAD Traded) ............... Canada 4,917,529 2,528,014
a
Cerro de Pasco Resources, Inc. , ( USD Traded) ............... Canada 7,400,000 3,836,900
a
Chalice Mining Ltd. .................................... Australia 2,222,810 3,341,304
a
Challenger Gold Ltd. ................................... Australia 48,359,635 5,548,951
a
Collective Mining Ltd. .................................. Canada 700,000 11,515,441
a
Contango ORE, Inc. ................................... United States 488,301 13,843,333
a
Great Pacific Gold Corp. ................................ Canada 6,898,700 2,254,560
a,b,c
Investmin Resources, Inc. , 144A .......................... Canada 6,398,306 4,698,936
a
Ivanhoe Electric, Inc. ................................... United States 369,603 6,316,515
a
Kairos Minerals Ltd. ................................... Australia 145,500,000 3,435,012
a
Magna Mining, Inc. .................................... Canada 6,003,646 15,387,746
a
Max Resource Corp. ................................... Canada 1,500,000 484,706
a
Meridian Mining plc .................................... Brazil 11,660,500 13,915,700
a
Minera Alamos, Inc. ................................... Canada 742,708 3,092,685
a,c
Minera Alamos, Inc. , 144A ............................... Canada 2,892,920 12,046,309
a
Minerals 260 Ltd. ..................................... Australia 91,500,000 26,166,380
a
Nevada King Gold Corp. ................................ Canada 14,000,000 2,056,329
a
Nevgold Corp. ........................................ Canada 1,770,000 1,325,891
a,c
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 9,110,000 17,662,689
a,b,f
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 54,336
a
Sable Resources Ltd. .................................. Canada 12,000,000 705,027
a,b,c
US Gold Corp. , 144A ................................... United States 180,000 958,827
a,b,f
US Gold Corp. , 144A ................................... United States 360,000 6,024,597
a
Vior Gold Corp., Inc. ................................... Canada 17,700,000 1,754,856
a
Vizsla Silver Corp. , ( CAD Traded) ......................... Canada 2,137,000 10,813,300
a,c
Vizsla Silver Corp. , ( CAD Traded) , 144A .................... Canada 5,249,000 26,560,137
a
Vizsla Silver Corp. , ( USD Traded) ......................... Canada 1,054,100 5,354,828
a
Western Copper & Gold Corp. ............................ Canada 3,160,000 10,071,898
280,186,861
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 182,304
a
Gold 79.5%
Agnico Eagle Mines Ltd. , ( CAD Traded) ..................... Canada 28,359 5,390,845
Agnico Eagle Mines Ltd. , ( USD Traded) ..................... Canada 431,000 82,105,500
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 820,316 30,399,255

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 1,004,500 $ 37,066,050
a
Alicanto Minerals Ltd. .................................. Australia 16,169,523 2,026,737
a
Allied Gold Corp. ...................................... Canada 890,869 28,113,422
a
Amaroq Ltd. ......................................... Canada 2,800,000 5,134,049
Anglogold Ashanti plc .................................. Australia 1,055,903 98,061,712
a
Artemis Gold, Inc. ..................................... Canada 986,800 28,611,511
a
Asante Gold Corp. .................................... Canada 9,105,500 12,571,762
a,b,c
Asante Gold Corp. , 144A ................................ Canada 4,869,845 6,193,328
a,e
Asara Resources Ltd. .................................. Australia 82,560,000 6,036,519
a,e
Ascot Resources Ltd. .................................. Canada 4,686,564 5,851,106
a,d,e
Ascot Resources Ltd. .................................. Canada 248,000 309,625
a,b,c,e
Ascot Resources Ltd. , 144A ............................. Canada 11,234,813 11,350,251
a,b,e,f
Ascot Resources Ltd. , 144A ............................. Canada 7,207,386 7,083,522
a
Astral Resources NL ................................... Australia 35,760,000 5,935,933
a
Atex Resources, Inc. ................................... Canada 8,660,800 24,806,022
a,b,f
Atex Resources, Inc. , 144A .............................. Canada 1,353,242 3,661,434
a
Aurum Resources Ltd. ................................. Australia 9,000,000 3,940,546
a
Ausgold Ltd. ......................................... Australia 16,166,666 12,402,485
B2Gold Corp. ........................................ Canada 5,618,694 27,357,942
a
Ballard Mining Ltd. .................................... Australia 7,854,775 4,922,705
a,e
Banyan Gold Corp. .................................... Canada 21,017,629 16,978,953
Barrick Mining Corp. ................................... Canada 3,867,383 177,087,468
a
Barton Gold Holdings Ltd. ............................... Australia 5,850,000 4,754,541
a
Bellevue Gold Ltd. ..................................... Australia 18,844,000 22,097,817
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,542,247
a,c
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 1,674,439
a
Black Cat Syndicate Ltd. ................................ Australia 30,426,504 28,259,669
a
Brightstar Resources Ltd. ............................... Australia 16,922,000 7,423,690
a
Calibre Mining Corp. ................................... Canada 2,883,535 41,252,342
a
Catalyst Metals Ltd. ................................... Australia 7,188,915 40,771,711
a
Dakota Gold Corp. .................................... United States 1,916,300 11,478,637
a
Eldorado Gold Corp. ................................... Turkiye 694,724 29,806,320
a
Emerald Resources NL ................................. Australia 6,925,000 32,557,631
Endeavour Mining plc .................................. Ivory Coast 1,148,114 62,681,889
a
Equinox Gold Corp. , ( CAD Traded) ........................ Canada 4,138,236 59,202,312
a
Equinox Gold Corp. , ( USD Traded) ........................ Canada 4,360,000 62,348,000
a,e
Falcon Metals Ltd. ..................................... Australia 12,145,414 7,080,370
a
Felix Gold Ltd. ....................................... Australia 22,836,000 4,906,465
a,b,f
Firefinch Ltd. ......................................... Australia 18,028,500 551,378
a
FireFly Metals Ltd. .................................... Australia 9,137,185 12,532,090
a
Founders Metals, Inc. .................................. Canada 2,910,000 9,018,617
a
G Mining Ventures Corp. ................................ Canada 5,127,312 162,557,235
a
Galiano Gold, Inc. ..................................... Canada 7,707,219 20,263,536
a
Genesis Minerals Ltd. .................................. Australia 7,146,549 35,289,607
a
Geopacific Resources Ltd. .............................. Australia 138,886,772 4,913,259
Gold Fields Ltd. ....................................... South Africa 439,800 21,750,164
a
Gold X2 Mining, Inc. ................................... Canada 16,243,960 14,076,945
a
Golden Horse Minerals Ltd. , CDI .......................... Australia 6,598,220 3,216,269
a
Gorilla Gold Mines Ltd. ................................. Australia 14,420,000 4,655,241
a
Greatland Resources Ltd. ............................... Australia 8,483,750 73,135,058
a
Greenheart Gold, Inc. .................................. Canada 3,775,000 2,217,898
a
Greenheart Gold, Inc. .................................. Canada 137,500 80,784
a,e
Heliostar Metals Ltd. ................................... Canada 16,088,333 33,791,821
a
Hemlo Mining Corp. ................................... Canada 8,442,210 38,005,910
Hochschild Mining plc .................................. Peru 2,588,520 23,360,236
a
Hycroft Mining Holding Corp. , A ........................... United States 729,280 27,238,608
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 7,093,320 26,098,875
a
Integra Resources Corp. , ( USD Traded) .................... Canada 740,000 2,738,000

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
International Tower Hill Mines Ltd. ......................... Canada 2,854,296 $ 7,449,713
a
K92 Mining, Inc. ...................................... Canada 2,011,571 37,759,890
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 12,217,677
a,e
Liberty Gold Corp. ..................................... Canada 16,329,800 12,352,436
a,c,e
Liberty Gold Corp. , 144A ................................ Canada 11,389,100 8,615,116
a,c,e
Maple Gold Mines Ltd. , 144A ............................. Canada 3,849,386 6,926,153
a
Medallion Metals Ltd. .................................. Australia 32,720,000 10,552,172
a
Meeka Metals Ltd. ..................................... Australia 107,559,186 16,801,927
a,b,e,f
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 4,270,000 38,383,432
a
New Gold, Inc. ....................................... Canada 2,420,000 24,272,600
a
New Murchison Gold Ltd. ............................... Australia 281,502,000 13,329,626
a,e
Newcore Gold Ltd. .................................... Canada 14,120,000 8,088,422
Newmont Corp. ....................................... United States 702,614 78,938,683
Newmont Corp. , CDI ................................... United States 886,265 100,072,815
Northern Star Resources Ltd. ............................ Australia 1,525,782 28,048,907
OceanaGold Corp. .................................... Australia 726,496 23,539,826
a
Omai Gold Mines Corp. ................................. Canada 21,750,000 26,994,822
a,b,f
Omai Gold Mines Corp. , 144A ............................ Canada 2,474,678 2,970,480
a,e
Onyx Gold Corp. ...................................... Canada 1,400,750 1,707,667
a,e
Onyx Gold Corp. ...................................... Canada 3,973,201 4,843,766
a
Ora Banda Mining Ltd. ................................. Australia 32,257,692 27,038,077
Orla Mining Ltd. ...................................... Canada 2,331,364 35,167,787
a,c
Orla Mining Ltd. , 144A .................................. Canada 2,590,000 39,069,217
a
Osisko Development Corp. , ( CAD Traded) ................... Canada 985,000 3,320,347
a,c
Osisko Development Corp. , ( CAD Traded) , 144A .............. Canada 804,049 2,710,377
a
Osisko Development Corp. , ( USD Traded) ................... Canada 4,717,334 15,803,069
Pan American Silver Corp. .............................. Canada 130,021 7,084,242
a
Pantoro Gold Ltd. ..................................... Australia 9,855,330 32,695,342
Perseus Mining Ltd. ................................... Australia 19,266,211 74,203,705
a
Predictive Discovery Ltd. ................................ Australia 37,857,421 20,917,261
a,b,e,f
Q-Gold Resources Ltd. , 144A ............................ Canada 8,725,887 1,382,005
a
Radisson Mining Resources, Inc. , A ........................ Canada 9,935,398 5,107,611
Ramelius Resources Ltd. ............................... Australia 8,665,795 26,689,038
a
Resolute Mining Ltd. ................................... Australia 17,382,892 15,571,979
a
Rio2 Ltd. ............................................ Canada 1,690,884 4,296,595
a
Rio2 Ltd. ............................................ Canada 4,730,000 11,289,612
a
Robex Resources, Inc. ................................. Canada 7,550,000 32,547,644
a
Robex Resources, Inc. , CDI ............................. Canada 1,275,000 5,657,871
a
Rox Resources Ltd. ................................... Australia 32,305,203 12,099,995
a
RTG Mining, Inc. ...................................... Australia 4,167,708 107,127
a
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 1,952,968
a
Rua Gold, Inc. ........................................ Canada 4,466,490 3,936,245
a
Rupert Resources Ltd. ................................. Canada 1,000,000 4,869,093
a
Santana Minerals Ltd. .................................. Australia 11,820,000 8,697,457
a,e
Saturn Metals Ltd. ..................................... Australia 29,776,957 10,016,427
a
Sitka Gold Corp. ...................................... Canada 13,011,843 8,409,225
a,b,f
Sitka Gold Corp. , 144A ................................. Canada 2,104,027 1,329,841
a
Skeena Resources Ltd. ................................. Canada 1,541,863 43,991,758
a
Snowline Gold Corp. ................................... Canada 1,545,450 19,340,115
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 2,206,090 15,634,538
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 2,132,272 15,282,814
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 337,336 94,141
a,c
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 4,572,149
a,c
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 2,790,732
a
St. Barbara Ltd. ....................................... Australia 10,708,021 5,247,269
a
STLLR Gold, Inc. ..................................... Canada 325,000 365,182
a,c
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 4,910,304

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,e
Talisker Resources Ltd. ................................. Canada 9,741,589 $ 13,736,166
a
Tectonic Metals, Inc. ................................... Canada 3,700,000 8,559,468
a
Tolu Minerals Ltd. ..................................... Australia 9,518,700 9,445,394
Torex Gold Resources, Inc. .............................. Canada 1,259,000 60,599,170
c
Torex Gold Resources, Inc. , 144A ......................... Canada 323,400 15,566,141
a
Torque Metals Ltd. .................................... Australia 25,213,732 5,116,239
a
Toubani Resources Ltd. , CDI ............................. Australia 17,865,000 6,406,751
a
Troilus Mining Corp. ................................... Canada 26,352,561 35,029,659
a
Turaco Gold Ltd. ...................................... Australia 10,276,530 5,010,601
a
Vault Minerals Ltd. .................................... Australia 5,966,754 22,833,410
a,b
Walhalla Gold Corp. ................................... Australia 6,898,700 —
a
West African Resources Ltd. ............................. Australia 3,189,984 7,729,018
Westgold Resources Ltd. ............................... Australia 4,600,000 21,949,813
a
WIA Gold Ltd. ........................................ Australia 26,908,929 8,244,734
a,b,e,f
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 8,321,295
2,793,341,441
Investment Banking & Brokerage 0.2%
a
Tiernan Gold Corp. .................................... Canada 1,286,127 7,556,285
a
Precious Metals & Minerals 4.6%
a
Aurion Resources Ltd. .................................. Canada 7,475,000 7,960,012
a,c
Helius Minerals Ltd. , 144A ............................... Canada 2,152,709 4,742,869
Impala Platinum Holdings Ltd. ............................ South Africa 1,080,000 20,130,389
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 864,100 15,821,671
Northam Platinum Holdings Ltd. .......................... South Africa 564,019 13,438,014
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 1,225,458 3,257,928
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,104,871 5,620,006
a,b,f
Scottie Resources Corp. , 144A ........................... Canada 3,757,033 4,924,021
a,d,e
Sierra Madre Gold and Silver Ltd. ......................... Canada 6,350,000 10,959,130
a,b,e,f
Sierra Madre Gold and Silver Ltd. , 144A .................... Canada 5,196,023 7,184,509
a,b
SUA Holdings Ltd. ..................................... Canada 13,426,000 503,388
a,e
TDG Gold Corp. ...................................... Canada 7,557,000 4,328,910
a,c,e
TDG Gold Corp. , 144A ................................. Canada 8,500,200 4,869,207
a,e
Thesis Gold, Inc. ...................................... Canada 16,614,053 34,285,968
Valterra Platinum Ltd. .................................. South Africa 218,314 19,615,110
a
Vizsla Royalties Corp. .................................. Canada 1,487,266 4,456,391
a,c
Vizsla Royalties Corp. , 144A ............................. Canada 308,334 923,881
163,021,404
Silver 3.3%
a
Aya Gold & Silver, Inc. .................................. Morocco 670,000 10,874,307
a
Discovery Silver Corp. .................................. Canada 5,886,700 41,416,360
a
GoGold Resources, Inc. ................................ Canada 10,813,217 25,332,620
a
Silver Mines Ltd. ...................................... Australia 69,200,000 11,493,116
a
Silver Mountain Resources, Inc. .......................... Canada 1,558,133 4,680,178
a,e
Silver Tiger Metals, Inc. ................................. Canada 880,000 659,200
a,c,e
Silver Tiger Metals, Inc. , 144A ............................ Canada 29,968,073 22,448,819
116,904,600
Total Common Stocks (Cost $ 1,332,865,884 ) ....................................
3,380,608,951
Rights
a a
Rights 0.0%
†
Gold 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,054,842
Total Rights (Cost $ 856,772 ) ..................................................
1,054,842

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants a Value
a a a a a a
Warrants 1.0%
Copper 0.1%
a,b,f
Fuerte Metals Corp. , 144A, 10/17/30 ....................... Canada 576,080 $ 1,730,377
Diversified Metals & Mining 0.2%
a,b,f
Adyton Resources Corp. , 144A, 8/13/27 .................... Canada 5,140,000 337,915
a,b,f
Awale Resources Ltd. , 144A, 5/08/26 ...................... Canada 1,750,000 121,263
a,b,f
Cerro de Pasco Resources Sucursal del Peru , 144A, 11/14/26 .... Canada 3,700,000 713,841
a,b,f
Cerro de Pasco Resources, Inc. , 144A, 11/06/27 .............. Canada 2,458,764 454,786
a,b,f
Contango ORE, Inc. , 6/11/27 ............................. United States 25,000 210,372
a,b,f
Great Pacific Gold Corp. , 144A, 7/03/28 .................... Canada 3,449,350 290,638
a,b
Ivanhoe Electric, Inc. , 2/15/26 ............................ United States 214,300 2,162,287
a,b,f
Minera Alamos, Inc. , 144A, 9/17/28 ........................ Canada 28,929,200 3,132,062
a,b,f
Vior Gold Corp., Inc. , 144A, 2/27/27 ....................... Canada 17,700,000 169,077
7,592,241
Gold 0.5%
a,b,e,f
Ascot Resources Ltd. , 144A, 7/25/26 ....................... Canada 3,300,000 1,369
b,e,f
Ascot Resources Ltd. , 144A, 12/30/26 ...................... Canada 3,603,693 2,257,503
a,b,c,e
Ascot Resources Ltd. , 144A, 12/31/26 ...................... Canada 5,617,406 3,518,976
a,b,e,f
Ascot Resources Ltd. , 144A, 3/13/27 ....................... Canada 61,744,100 407,289
a,b,f
Atex Resources, Inc. , 144A, 11/06/29 ...................... Canada 1,353,242 1,522,162
a
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 1,788,272
a,b,e,f
Liberty Gold Corp. , 144A, 5/17/26 ......................... Canada 1,950,000 830,610
a,b,e,f
Liberty Gold Corp. , 144A, 4/22/27 ......................... Canada 2,444,550 1,041,265
a,b,e,f
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 —
a,b,e,f
Newcore Gold Ltd. , 144A, 2/27/26 ......................... Canada 1,400,000 287,886
a
Osisko Development Corp. , ( CAD Traded), 3/27/27 ............ Canada 608,333 64,780
a,b,f
Osisko Development Corp. , ( USD Traded), 144A, 8/15/27 ....... Canada 800,000 887,195
a,c
Osisko Development Corp. , ( USD Traded), 144A, 10/01/29 ...... Canada 985,000 1,359,300
a,b,e,f
Q-Gold Resources Ltd. , 144A, 9/30/27 ..................... Canada 4,362,943 218,844
a,b,f
STLLR Gold, Inc. , 144A, 2/06/27 .......................... Canada 537,600 83,628
a,e
Talisker Resources Ltd. , 5/05/28 .......................... Canada 300,000 273,198
a,b,f
Troilus Mining Corp. , 10/18/26 ............................ Canada 1,800,000 1,797,819
16,340,096
Investment Banking & Brokerage 0.0%
†
a,b,c
Tiernan Gold Corp. , 144A, 10/31/27 ....................... Canada 643,063 644,528
Precious Metals & Minerals 0.1%
a,b,e,f
Sierra Madre Gold and Silver Ltd. , 144A, 7/24/26 ............. Canada 3,425,000 3,873,609
a,b,e,f
TDG Gold Corp. , 144A, 7/07/26 ........................... Canada 310,000 81,959
3,955,568
Silver 0.1%
a,b,f
GoGold Resources, Inc. , 144A, 11/27/28 .................... Canada 1,195,379 946,979
a,b,f
Silver Mines Ltd. , 144A, 6/17/26 .......................... Australia 11,766,666 1,068,461
a,b,f
Silver Mountain Resources, Inc. , 144A, 2/27/26 ............... Canada 1,500,000 14
a,b,f
Silver Mountain Resources, Inc. , A , 5/18/26 .................. Canada 332,400 205,057
a,b,f
Silver Mountain Resources, Inc. , B , 11/18/27 ................. Canada 332,400 361,353
a,c
Silver Mountain Resources, Inc. , 144A, 4/24/28 ............... Canada 3,100,000 500,863
3,082,727
Total Warrants (Cost $ 2,143 ) ..................................................
33,345,537
Total Long Term Investments (Cost $ 1,333,724,799 ) .............................
3,415,009,330
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 4.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.0%
g,h
Franklin Institutional U.S. Government Money Market Fund , 3.603 % United States 141,144,430 $ 141,144,430
Total Money Market Funds (Cost $ 141,144,430 ) .................................
141,144,430
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Franklin Institutional U.S. Government Money Market Fund , 3.603 % United States 6,858,000 6,858,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 6,858,000 ) .................................................................
6,858,000
Total Short Term Investments (Cost $ 148,002,430 ) ...............................
148,002,430
a
Total Investments (Cost $ 1,481,727,229 ) 101.4% ................................
$3,563,011,760
Other Assets, less Liabilities (1.4) % ...........................................
(50,427,117)
Net Assets 100.0% ...........................................................
$3,512,584,643
See Abbreviations on page 28 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $233,524,639, representing 6.6% of net assets.
d
A portion or all of the security is on loan at January 31, 2026. See Note 1(c).
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 7 regarding restricted securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,170,814,819
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................................................... 310,912,410
Value - Unaffiliated issuers (Includes securities loaned of $ 5,728,083 ) .................................. $3,143,007,619
Value - Non-controlled affiliates (Note 3 f and 8 ) ................................................... 420,004,141
Cash .................................................................................... 8
Receivables:
Capital shares sold ........................................................................ 25,984,689
Dividends ............................................................................... 401,337
Total assets .......................................................................... 3,589,397,794
Liabilities:
Payables:
Investment securities purchased .............................................................. 40,198,381
Capital shares redeemed ................................................................... 27,552,357
Management fees ......................................................................... 1,279,697
Distribution fees .......................................................................... 574,226
Transfer agent fees ........................................................................ 223,832
Trustees' fees and expenses ................................................................. 203
Payable upon return of securities loaned (Note 1 c ) .................................................. 6,858,000
Accrued expenses and other liabilities ........................................................... 126,455
Total liabilities ......................................................................... 76,813,151
Net assets, at value ................................................................. $3,512,584,643
Net assets consist of:
Paid-in capital ............................................................................. $2,416,135,354
Total distributable earnings (losses) ............................................................. 1,096,449,289
Net assets, at value ................................................................. $3,512,584,643

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $2,275,975,417
Shares outstanding ........................................................................ 44,584,392
Net asset value per share
a ,b
.................................................................. $51.05
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $54.02
Class C:
Net assets, at value ....................................................................... $128,932,196
Shares outstanding ........................................................................ 2,991,967
Net asset value and maximum offering price per share
a ,b
............................................ $43.09
Class R6:
Net assets, at value ....................................................................... $275,510,835
Shares outstanding ........................................................................ 4,775,985
Net asset value and maximum offering price per share
b
............................................. $57.69
Advisor Class:
Net assets, at value ....................................................................... $832,166,195
Shares outstanding ........................................................................ 14,691,598
Net asset value and maximum offering price per share
b
............................................. $56.64
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $370,611)
Unaffiliated issuers ........................................................................ $6,537,061
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 916,824
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 23,961
Non-controlled affiliates (Note 3 f ) ............................................................. 34,997
Total investment income ................................................................... 7,512,843
Expenses:
Management fees (Note 3 a ) ................................................................... 5,889,941
Distribution fees: (Note 3c )
Class A ................................................................................ 1,995,024
Class C ................................................................................ 483,121
Transfer agent fees: (Note 3e )
Class A ................................................................................ 643,536
Class C ................................................................................ 39,099
Class R6 ............................................................................... 51,943
Advisor Class ............................................................................ 241,908
Custodian fees ............................................................................ 28,471
Reports to shareholders fees .................................................................. 47,501
Registration and filing fees .................................................................... 123,616
Professional fees ........................................................................... 63,117
Trustees' fees and expenses .................................................................. 11,833
Other .................................................................................... 23,974
Total expenses ......................................................................... 9,643,084
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (62,750)
Net expenses ......................................................................... 9,580,334
Net investment income (loss) ............................................................ (2,067,491)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 106,450,270
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 6,437,743
Foreign currency transactions ................................................................ (101,341)
Net realized gain (loss) .................................................................. 112,786,672
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,365,324,233
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 142,798,038
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,500)
Net change in unrealized appreciation (depreciation) ............................................ 1,508,111,771
Net realized and unrealized gain (loss) ............................................................ 1,620,898,443
Net increase (decrease) in net assets resulting from operations .......................................... $1,618,830,952

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,067,491) $(1,599,906)
Net realized gain (loss) ................................................. 112,786,672 154,512,661
Net change in unrealized appreciation (depreciation) ........................... 1,508,111,771 373,486,527
Net increase (decrease) in net assets resulting from operations ................ 1,618,830,952 526,399,282
Distributions to shareholders:
Class A ............................................................. (184,233,443) (76,834,420)
Class C ............................................................. (12,494,428) (5,349,182)
Class R6 ............................................................ (20,084,938) (5,380,288)
Advisor Class ........................................................ (64,037,594) (25,992,989)
Total distributions to shareholders .......................................... (280,850,403) (113,556,879)
Capital share transactions: (Note 2 )
Class A ............................................................. 466,285,494 (9,395,811)
Class C ............................................................. 15,541,035 (2,303,281)
Class R6 ............................................................ 86,744,182 18,992,522
Advisor Class ........................................................ 128,501,332 29,388,896
Total capital share transactions ............................................ 697,072,043 36,682,326
Net increase (decrease) in net assets ................................... 2,035,052,592 449,524,729
Net assets:
Beginning of period ..................................................... 1,477,532,051 1,028,007,322
End of period .......................................................... $3,512,584,643 $1,477,532,051

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 20,464,101 $923,699,423 15,970,512 $382,584,828
Shares issued in reinvestment of distributions .......... 3,522,435 167,350,902 3,803,983 66,151,266
Shares redeemed ............................... (14,238,932) (624,764,831) (19,419,636) (458,131,905)
Net increase (decrease) .......................... 9,747,604 $466,285,494 354,859 $(9,395,811)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 607,768 $23,305,682 668,525 $14,031,929
Shares issued in reinvestment of distributions .......... 310,253 12,453,546 354,930 5,323,952
Shares redeemed
a
.............................. (555,091) (20,218,193) (1,097,136) (21,659,162)
Net increase (decrease) .......................... 362,930 $15,541,035 (73,681) $(2,303,281)
Class R6 Shares:
Shares sold ................................... 2,694,223 $132,099,033 2,021,699 $54,232,114
Shares issued in reinvestment of distributions .......... 369,747 19,844,335 266,525 5,167,923
Shares redeemed ............................... (1,341,157) (65,199,186) (1,501,745) (40,407,515)
Net increase (decrease) .......................... 1,722,813 $86,744,182 786,479 $18,992,522
Advisor Class Shares:
Shares sold ................................... 4,422,743 $219,939,164 5,356,903 $140,380,818
Shares issued in reinvestment of distributions .......... 1,143,290 60,251,389 1,254,070 23,927,662
Shares redeemed ............................... (3,184,647) (151,689,221) (5,348,389) (134,919,584)
Net increase (decrease) .......................... 2,381,386 $128,501,332 1,262,584 $29,388,896
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.477% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended January 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$382,339 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $217,367
CDSC retained .............................................................................. $33,332
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $19,635,328 $376,559,320 $(255,050,218) $— $— $141,144,430 141,144,430 $916,824
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $734,000 $28,160,000 $(22,036,000) $— $— $6,858,000 6,858,000 $34,997
Total Affiliated Securities ... $20,369,328 $404,719,320 $(277,086,218) $— $— $148,002,430 $951,821
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,736,354
Long term ................................................................................ 654,926,124
Total capital loss carryforwards ............................................................... $659,662,478
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$571,261,558 and $232,406,462, respectively.
At January 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$6,858,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $1,740,998,468
Unrealized appreciation ........................................................................ $2,169,195,668
Unrealized depreciation ........................................................................ (347,182,376)
Net unrealized appreciation (depreciation) .......................................................... $1,822,013,292
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
5,140,000
a
Adyton Resources Corp., 144A, 8/13/27 ........... 8/14/25 $ — $ 337,915
7,207,386
b
Ascot Resources Ltd., 144A . ................... 1/21/26 3,126,509 7,083,522
3,603,693
b
Ascot Resources Ltd., 144A, 12/30/26 ............ 1/28/26 — 2,257,503
61,744,100
b
Ascot Resources Ltd., 144A, 3/13/27 ............. 3/18/25 — 407,289
3,300,000
b
Ascot Resources Ltd., 144A, 7/25/26 ............. 7/26/24 — 1,369
1,353,242
c
Atex Resources, Inc., 144A .................... 10/30/25 2,515,230 3,661,434
1,353,242
c
Atex Resources, Inc., 144A, 11/06/29 ............. 11/07/25 — 1,522,162
1,750,000
d
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 121,263
4. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
3,700,000
e
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 $ — $ 713,841
2,458,764
e
Cerro de Pasco Resources, Inc., 144A, 11/06/27 .... 11/10/25 — 454,786
25,000
f
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 210,372
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,037,844 551,378
576,080
g
Fuerte Metals Corp., 144A, 10/17/30 ............. 10/21/25 — 1,730,377
1,195,379
h
GoGold Resources, Inc., 144A, 11/27/28 .......... 11/28/25 — 946,979
3,449,350
i
Great Pacific Gold Corp., 144A, 7/03/28 ........... 7/07/25 — 290,638
2,444,550
j
Liberty Gold Corp., 144A, 4/22/27 ................ 4/23/25 — 1,041,265
1,950,000
j
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 830,610
28,929,200
k
Minera Alamos, Inc., 144A, 9/17/28 .............. 10/03/25 — 3,132,062
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
1,400,000
l
Newcore Gold Ltd., 144A, 2/27/26 ............... 2/28/25 — 287,886
2,474,678
m
Omai Gold Mines Corp., 144A .................. 10/16/25 2,025,177 2,970,480
800,000
n
Osisko Development Corp., 144A, 8/15/27 ......... 8/18/25 — 887,195
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/21 — 54,336
8,725,887 Q-Gold Resources Ltd., 144A ................... 9/19/25 949,395 1,382,005
4,362,943 Q-Gold Resources Ltd., 144A, 9/30/27 ............ 10/24/25 — 218,844
3,757,033 Scottie Resources Corp., 144A .................. 11/25/25 4,129,632 4,924,021
5,196,023
o
Sierra Madre Gold and Silver Ltd., 144A ........... 1/12/26 4,867,118 7,184,509
3,425,000
o
Sierra Madre Gold and Silver Ltd., 144A, 7/24/26 .... 7/25/25 — 3,873,609
11,766,666
p
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 1,068,461
1,500,000
q
Silver Mountain Resources, Inc., 144A, 2/27/26 ..... 2/10/23 — 14
332,400
q
Silver Mountain Resources, Inc., A, 5/18/26 ........ 11/19/25 — 205,057
332,400
q
Silver Mountain Resources, Inc., B, 11/18/27 ....... 11/19/25 — 361,353
2,104,027
r
Sitka Gold Corp., 144A ........................ 10/27/25 1,653,755 1,329,841
537,600
s
STLLR Gold, Inc., 144A, 2/06/27 ................ 2/09/24 — 83,628
310,000
t
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 81,959
1,800,000
u
Troilus Mining Corp., 10/18/26 .................. 10/18/24 — 1,797,819
360,000
v
US Gold Corp., 144A ......................... 12/18/25 5,850,000 6,024,597
17,700,000
w
Vior Gold Corp., Inc., 144A, 2/27/27 .............. 2/28/25 — 169,077
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 8,321,295
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $40,362,251 $66,520,751
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,517,203 as of January 31, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $21,029,957 as of January 31, 2026.
c
The Fund also invests in unrestricted securities of the issuer, valued at $24,806,022 as of January 31, 2026.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,927,808 as of January 31, 2026.
e
The Fund also invests in unrestricted securities of the issuer, valued at $6,364,914 as of January 31, 2026.
f
The Fund also invests in unrestricted securities of the issuer, valued at $13,843,333 as of January 31, 2026.
g
The Fund also invests in unrestricted securities of the issuer, valued at $8,071,055 as of January 31, 2026.
h
The Fund also invests in unrestricted securities of the issuer, valued at $25,332,620 as of January 31, 2026.
i
The Fund also invests in unrestricted securities of the issuer, valued at $2,254,560 as of January 31, 2026.
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2026, investments in “affiliated companies” were as follows:
j
The Fund also invests in unrestricted securities of the issuer, valued at $20,967,552 as of January 31, 2026.
k
The Fund also invests in unrestricted securities of the issuer, valued at $15,138,994 as of January 31, 2026.
l
The Fund also invests in unrestricted securities of the issuer, valued at $8,088,422 as of January 31, 2026.
m
The Fund also invests in unrestricted securities of the issuer, valued at $26,994,822 as of January 31, 2026.
n
The Fund also invests in unrestricted securities of the issuer, valued at $23,257,873 as of January 31, 2026.
o
The Fund also invests in unrestricted securities of the issuer, valued at $10,959,130 as of January 31, 2026.
p
The Fund also invests in unrestricted securities of the issuer, valued at $11,493,116 as of January 31, 2026.
q
The Fund also invests in unrestricted securities of the issuer, valued at $5,181,041 as of January 31, 2026.
r
The Fund also invests in unrestricted securities of the issuer, valued at $8,409,225 as of January 31, 2026.
s
The Fund also invests in unrestricted securities of the issuer, valued at $5,275,486 as of January 31, 2026.
t
The Fund also invests in unrestricted securities of the issuer, valued at $9,198,117 as of January 31, 2026.
u
The Fund also invests in unrestricted securities of the issuer, valued at $35,029,659 as of January 31, 2026.
v
The Fund also invests in unrestricted securities of the issuer, valued at $958,827 as of January 31, 2026.
w
The Fund also invests in unrestricted securities of the issuer, valued at $1,754,856 as of January 31, 2026.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Asara Resources Ltd. ... $ — $ 2,738,994
a
$ — $ — $ 3,297,525 $ 6,036,519 82,560,000 $ —
Ascot Resources Ltd. ... 6,232,309 587,610
a
(2,755,089)
a
— 1,786,276 5,851,106 4,686,564 —
Ascot Resources Ltd. . .. — 2,769,321
a
— — (2,459,696) 309,625 248,000 —
Ascot Resources Ltd.,
144A ............ — 4,928,811
a
— — 6,421,440 11,350,251 11,234,813 —
Ascot Resources Ltd.,
144A . ........... — 3,126,509
a
— — 3,957,013 7,083,522 7,207,386 —
Ascot Resources Ltd.,
144A, 7/25/26 ...... 23,073 — — — (21,704) 1,369 3,300,000 —
Ascot Resources Ltd.,
144A, 12/30/26 ..... — — — — 2,257,503 2,257,503 3,603,693 —
Ascot Resources Ltd.,
144A, 12/31/26 ..... — — — — 3,518,976 3,518,976 5,617,406 —
Ascot Resources Ltd.,
144A, 3/13/27 ...... 1,204,625 — — — (797,336) 407,289 61,744,100 —
Aurion Resources Ltd. .. 4,261,872 — — — —
b
—
b
—
b
—
Banyan Gold Corp. .... 5,484,772 — (1,225,108) 866,532 11,852,757 16,978,953 21,017,629 —
Boab Metals Ltd. ...... — 7,100,186
a
— — 2,901,654 10,001,840 26,613,000 —
Falcon Metals Ltd. ..... 2,697,018 1,331,615
a
(43,210) (4,593) 3,099,540 7,080,370 12,145,414 —
Heliostar Metals Ltd. .... 14,523,383 497,836
a
(5,685,328) 4,884,500 19,571,430 33,791,821 16,088,333 —
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Heliostar Metals Ltd.,
144A, 12/08/25 ..... $ 881,778 $ — $ — $ — $ (881,778) $ —
c
— $ —
Liberty Gold Corp. ..... 4,007,024 — — — 8,345,412 12,352,436 16,329,800 —
Liberty Gold Corp., 144A . 2,794,669 — — — 5,820,447 8,615,116 11,389,100 —
Liberty Gold Corp., 144A,
5/17/26 ........... 25,034 — — — 805,576 830,610 1,950,000 —
Liberty Gold Corp., 144A,
4/22/27 ........... 66,369 — — — 974,896 1,041,265 2,444,550 —
Maple Gold Mines Ltd.,
144A ............ — 3,287,147 — — 3,639,006 6,926,153 3,849,386 —
Monarch Mining Corp. .. — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ...... — — — — — — 6,000,000 —
Newcore Gold Ltd. ..... 6,138,135 — (540,572) 27,351 2,463,508 8,088,422 14,120,000 —
Newcore Gold Ltd., 144A,
2/27/26 ........... 116,241 — — — 171,645 287,886 1,400,000 —
Onyx Gold Corp. ...... 1,759,025 — — — (51,358) 1,707,667 1,400,750 —
Onyx Gold Corp. . ..... 2,448,759 2,177,514 — — 217,493 4,843,766 3,973,201 —
Q-Gold Resources Ltd.,
144A ............ — 949,394
a
— — 432,611 1,382,005 8,725,887 —
Q-Gold Resources Ltd.,
144A, 9/30/27 ...... — — — — 218,844 218,844 4,362,943 —
RTG Mining, Inc. ...... 75,197 — — — —
b
—
b
—
b
—
RTG Mining, Inc., CDI ... 1,378,277 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. ..... 7,181,760 1,509,260
a
(136,604) (130,414) 1,592,425 10,016,427 29,776,957 —
Sierra Madre Gold and
Silver Ltd. ......... 3,460,595 — (523,406) 266,137 7,755,804 10,959,130 6,350,000 —
Sierra Madre Gold and
Silver Ltd., 144A ..... — 4,867,118 — — 2,317,391 7,184,509 5,196,023 —
Sierra Madre Gold and
Silver Ltd., 144A,
7/24/26 ........... 327,681 — — — 3,545,928 3,873,609 3,425,000 —
Silver Tiger Metals, Inc. .. 992,945 — (835,287) 528,230 (26,688) 659,200 880,000 —
Silver Tiger Metals, Inc.,
144A ............ 9,728,403 2,824,267 — — 9,896,149 22,448,819 29,968,073 —
Talisker Resources Ltd. .. 2,164,261 4,132,841 — — 7,439,064 13,736,166 9,741,589 —
Talisker Resources Ltd.,
5/05/28 ........... 35,183 — — — 238,015 273,198 300,000 —
TDG Gold Corp. ...... 2,138,258 2,073,194 — — 117,458 4,328,910 7,557,000 —
TDG Gold Corp., 144A .. 2,364,102 1,379,196
a
— — 1,125,909 4,869,207 8,500,200 —
TDG Gold Corp., 144A,
7/07/26 ........... 50,346 — — — 31,613 81,959 310,000 —
Thesis Gold, Inc. ...... 10,479,986 762,100
a
— — 23,043,882 34,285,968 16,614,053 —
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Thesis Gold, Inc., 144A .. $ 646,956 $ — $ (762,100)
a
$ — $ 115,144 $ —
c
— $ —
Wiluna Mining Corp. Ltd. . 257,031 — — — 8,064,264 8,321,295 19,510,000 —
Total Affiliated Securities
(Value at End of Period
is 7.8% of Net Assets) . $93,945,067 $47,042,913 $(12,506,704) $6,437,743 $142,798,038 $272,001,711 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of January 31, 2026, no longer an affiliate.
c
As of January 31, 2026, no longer held by the fund.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At January 31, 2026 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 18,167,003 $ — $ 1,249,053 $ 19,416,056
Diversified Metals & Mining ............... 191,087,806 64,294,089 24,804,966 280,186,861
Environmental & Facilities Services ......... 182,304 — — 182,304
Gold ................................ 1,981,432,269 769,065,638 42,843,534
b
2,793,341,441
Investment Banking & Brokerage .......... 7,556,285 — — 7,556,285
Precious Metals & Minerals ............... 87,613,897 62,795,589 12,611,918 163,021,404
Silver ............................... 105,411,484 11,493,116 — 116,904,600
Rights ................................ 1,054,842 — — 1,054,842
Warrants :
Copper .............................. — — 1,730,377 1,730,377
Diversified Metals & Mining ............... — — 7,592,241 7,592,241
Gold ................................ 3,485,550 — 12,854,546
b
16,340,096
Investment Banking & Brokerage .......... — — 644,528 644,528
Precious Metals & Minerals ............... — — 3,955,568 3,955,568
Silver ............................... 500,863 — 2,581,864 3,082,727
Short Term Investments ................... 148,002,430 — — 148,002,430
Total Investments in Securities ........... $2,544,494,733 $907,648,432
c
$110,868,595 $3,563,011,760
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $862,692,023, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Copper .......... $ — $ 891,506 $ — $ — $ — $ — $ — $ 357,547 $ 1,249,053 $ 357,547
Diversified Metals &
Mining ......... 50,146 18,096,705
d
— — — — — 6,658,115 24,804,966 6,658,115
Gold ............ 11,231,578
d
20,887,117
d
(2,164,424) — (7,988,081) — (28,448) 20,905,792 42,843,534
d
21,062,157
Precious Metals &
Minerals ........ 2,424,380 8,996,751 (2,141,296) — — — — 3,332,083 12,611,918 3,120,480
Warrants
Copper .......... — —
d
— — — — — 1,730,377 1,730,377 1,730,377
Diversified Metals &
Mining ......... 1,377,755 —
d
— — — — — 6,214,486 7,592,241 6,214,486
Gold ............ 2,719,330
d
—
d
—
d
— — — — 10,135,216 12,854,546
d
11,408,156
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants (continued)
Investment Banking &
Brokerage ....... $ — $ —
d
$ — $ — $ — $ — $ — $ 644,528 $ 644,528 $ 644,528
Precious Metals &
Minerals ........ 378,027 — — — — — — 3,577,541 3,955,568 3,577,541
Silver ............ 90,362 —
d
— — — — — 2,491,502 2,581,864 2,491,502
Total Investments in Securities . $18,271,578 $48,872,079 $(4,305,720) $— $(7,988,081) — (28,448) 56,047,187 $110,868,595 57,264,889
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4301-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Gold and Precious Metals Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 27, 2026